INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss for the year	$ 1,760,264	$ 1,899,099	$ 1,096,986
Recovery of income tax and statutory rates	598,490	759,640	438,794
Other	0	0	0
Rate adjustment	0	0	0
Change in valuation allowance	(598,490)	(759,640)	(438,794)
Income Tax Reconciliation, Other Reconciling Items	$ 0	$ 0	$ 0